DUE FROM MERCHANT CREDIT CARD PROCESSOR	12 Months Ended
Dec. 31, 2012
DUE FROM MERCHANT CREDIT CARD PROCESSOR [Abstract]
DUE FROM MERCHANT CREDIT CARD PROCESSOR

Note 3. DUE FROM MERCHANT CREDIT CARD PROCESSOR

Due from merchant credit card processor represents monies held by the Company's former and current credit card processors. The funds are being held by the merchant credit card processors pending satisfaction of their hold requirements and expiration of charge backs/refunds from customers.